REVENUE (Details Narrative)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 JPY (¥)	Dec. 31, 2025 JPY (¥)
Revenue
Other current liabilities	$ 23,682	¥ 3,767,398	¥ 4,932,737